Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2020
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Changes in Number of Warrants Outstanding
Changes in the number of warrants outstanding and their related weighted average exercise prices are as follows:

		2020		2019
	Weighted average exercise price (in €)	Number of warrants	Weighted average exercise price (in €)	Number of warrants
Outstanding as of January 1,	22.56	1 292 380	30.71	731 229
Granted	6.33	404 525	13.21	610 250
Forfeited	6.35	(36 466)	8.24	(24 100)
Exercised	—	—	—	—
Expired	22.45	(172 433)	23.60	(24 999)
At December 31,	17.00	1 488 006	22.56	1 292 380

Summary of Warrants Outstanding

Warrants outstanding at the end of the year have the following expiry date and exercise price:

Warrant plan issuance date	Vesting date	Expiry date	Number of warrants outstanding as of 31 December, 2020	Number of warrants outstanding as of 31 December, 2019	Exercise price per share
29 October 2010	29 October 2013	29 October 2020	—	766	35.36
06 May 2013	06 May 2016	06 May 2023	2 500	2 500	2.64
05 May 2014	05 May 2017	05 May 2024	35 698	35 698	38.25
05 November 2015	05 November 2018	05 November 2025	79 315	250 982	30.67
08 December 2016	08 December 2019	08 December 2021	42 500	42 500	22.41
29 June 2017	29 June 2020	31 July 2022	282 251	285 084	31.44
26 October 2018	26 October 2021	31 December 2023	381 600	401 350	18.27
25 October 2019	25 October 2022	31 December 2024	588 142	273 500	7.11
11 December 2020	10 December 2023	31 December 2027	76 000	—	6.73

			1 488 006	1 292 380	—

Summary of Fair Value of Warrants Determined At Grant Date
The fair value of the warrants has been determined at grant date based on the Black-Scholes formula. The variables, used in this model, are:

	Warrants issued on
	29 Oct. 2010	31 Jan. 2013	06 May 2013	05 May 2014	05 Nov. 2015	08 Dec. 2016	29 Jun. 2017	26 Oct. 2018	25 Oct. 2019	10 Dec. 2020	Total
Number of warrants issued	79 500	140 000	266 241	100 000	466 000	100 000	520 000	700 000	939 500	561 525	3 872 766
Number of warrants granted	61 050	140 000	253 150	94 400	353 550	45 000	334 400	426 050	602 025	76 000	2 385 625
Number of warrants not fully vested as of 31 December 2020	—	—	2 500	35 698	79 315	42 500	282 251	381 600	588 142	76 000	1 488 006
Average exercise price (in €)	35.36	4.52	2.64	38.25	30.67	22.41	31.44	18.27	7.11	6.73	17.00
Expected share value volatility	35.60%	35.60%	39.55%	67.73%	60.53%	61.03%	60.61%	58.82%	59.14%	58.84%
Risk-free interest rate	3.21%	2.30%	2.06%	1.09%	0.26%	-0.40%	-0.23%	-0.06%	-0.38%	-0.66%
Average fair value (in €)	9.00	2.22	12.44	25.19	20.04	11.28	15.65	8.91	3.99	3.73	9.04
Weighted average remaining contractual life	—	2.08	2.34	3.34	4.84	0.93	1.49	2.82	3.81	6.94